Schedule of Employed and Non Employed Employment Benefits (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪) Integer	Dec. 31, 2024 ILS (₪) Integer	Dec. 31, 2023 ILS (₪) Integer
Employed [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	3	4	4
Employee benefits expense | ₪	₪ 3,010	₪ 4,103	₪ 4,755
Employed [member] | Short-term employee benefits [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	3	4	4
Employee benefits expense | ₪	₪ 1,136	₪ 1,807	₪ 2,628
Employed [member] | Management fees [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	1	1	1
Employee benefits expense | ₪	₪ 938	₪ 759	₪ 781
Employed [member] | Share-based payment [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	3	4	4
Employee benefits expense | ₪	₪ 532	₪ 1,537	₪ 1,346
Employed [member] | Shares [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	1
Employee benefits expense | ₪	₪ 404
Non employed [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 563	₪ 599	₪ 518
Non employed [member] | Management fees [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 516	₪ 556	₪ 518
Non employed [member] | Share-based payment [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	3
Employee benefits expense | ₪	₪ 47	₪ 43	₪ 0